Financial Instruments (Interest Rate Risk) (Details) $ in Millions, $ in Millions	Nov. 01, 2023 CAD ($)	Aug. 05, 2022 CAD ($)	Nov. 01, 2023 USD ($)	Nov. 01, 2023 CAD ($)	Aug. 05, 2022 USD ($)	Aug. 05, 2022 CAD ($)
Risk management
Cumulative gain (loss)	$ 97	$ (2)
Treasury Lock [Member]
Risk management
Notional amount			$ 450	$ 622	$ 675	$ 868